                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                             Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  October 26, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

Navellier Fund Management, Inc.
FORM 13F
September 30, 1999

                                                                                                         Voting Authority
                                Title                                                                    ----------------
                                 of                Value     Shares/  Sh/   Put/    Invstmt
Name of Issuer                  class   CUSIP      (x$1000)  Prn Amt  Prn   Call    Dscretn   Managers     Sole     Shared     None
------------------              -----   ------     --------  -------  ---   ----    -------   --------     ----     ------     ----
4Front Technologies Inc.        COM     351042106      2767    195900 SH            Sole                 195900
Adaptec Inc.                    COM     00651F108     16915    426200 SH            Sole                 426200
Adobe Systems                   COM     00724F101     14040    123700 SH            Sole                 123700
Alpha Inds Inc.                 COM     020753109     10604    188000 SH            Sole                 188000
Andrx Corp.                     COM     034551101     10003    170900 SH            Sole                 170900
Antec Corporation               COM     03664P105      7703    145000 SH            Sole                 145000
Applied Micro Circuits          COM     03822W109     13304    233400 SH            Sole                 233400
Apria Healthcare Gp.            COM     037933108      5393    322000 SH            Sole                 322000
Arthrocare Corp                 COM     043136100      5774    105700 SH            Sole                 105700
BroadVision Inc.                COM     111412102     11191     84100 SH            Sole                  84100
Catalina Marketing Corp.        COM     148867104      6013     70900 SH            Sole                  70900
Cidco Inc                       COM     171768104      3795    290500 SH            Sole                 290500
Citrix Systems Inc.             COM     177376100     11867    191600 SH            Sole                 191600
Clarify Inc.                    COM     180492100     10098    200700 SH            Sole                 200700
Colorado Medtech Inc            COM     19652U104      5830    403800 SH            Sole                 403800
Commscope Inc.                  COM     203372107      7387    227300 SH            Sole                 227300
E. W. Blanch Holdings           COM     093210102      9769    150000 SH            Sole                 150000
EMC Corp                        COM     268648102     12805    179400 SH            Sole                 179400
Electronics for Imaging         COM     286082102     12949    251900 SH            Sole                 251900
Emulex Corp.                    COM     292475209      9884    115100 SH            Sole                 115100
Galileo Technology Ltd          COM     M47298100      8475    339000 SH            Sole                 339000
Gemstar Internl.                COM     G3788V106     13406    171600 SH            Sole                 171600
Harmonic Inc.                   COM     413160102      8137     62200 SH            Sole                  62200
Helix Technology                COM     423319102      7767    233600 SH            Sole                 233600
In Focus Systems Inc.           COM     452919103     11732    700400 SH            Sole                 700400


MTI Technology Corp.            COM     553903105       634     27500 SH            Sole                  27500
Macromedia                      COM     556100105     16697    408500 SH            Sole                 408500
Medimmune Inc.                  COM     584699102     10843    108800 SH            Sole                 108800
Mercury Interactive Corp        COM     589405109      9304    144100 SH            Sole                 144100
MiniMed Inc.                    COM     60365K108     13038    132700 SH            Sole                 132700
Mobile Mini Inc.                COM     60740F105      5497    251300 SH            Sole                 251300
Nur Macroprinters Ltd.          COM     M75165106      3868    487300 SH            Sole                 487300
Optical Coating Lab Inc.        COM     683829105     13110    142400 SH            Sole                 142400
PDS Financial Corp              COM     69329T105       370    169355 SH            Sole                 169355
PolyMedica Corp.                COM     731738100       793     34100 SH            Sole                  34100
Power Integrations Inc.         COM     739276103      8365    120800 SH            Sole                 120800
QLogic Corp                     COM     747277101     10695    153200 SH            Sole                 153200
RF Micro Devices Inc.           COM     749941100      5051    110400 SH            Sole                 110400
Sandisk Corp                    COM     80004C101      6753    103600 SH            Sole                 103600
Semtech                         COM     816850101      7237    197600 SH            Sole                 197600
TriQuint Semiconductor          COM     89674K103      8979    157000 SH            Sole                 157000
VISX Inc.                       COM     92844S105     12560    158800 SH            Sole                 158800
Valassis Comm.                  COM     918866104      7628    173600 SH            Sole                 173600
Waters Corp                     COM     941848103      9012    148800 SH            Sole                 148800
44 DATA RECORDS                                      388042           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED